Segmental reporting - Income by geographic region (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Disclosure of operating segments [line items]
Total income	[1]	£ 10,934	[2]	£ 10,881
UK [member]
Disclosure of operating segments [line items]
Total income	[1]	5,527		5,649
Europe [member]
Disclosure of operating segments [line items]
Total income	[1]	1,042		731
Americas [member]
Disclosure of operating segments [line items]
Total income	[1]	3,966		4,093
Africa and middle east [member]
Disclosure of operating segments [line items]
Total income	[1]	103		139
Asia [member]
Disclosure of operating segments [line items]
Total income	[1]	£ 296		£ 269

[1]	The geographic region is based on counterparty location.
[2]	£176m of certain legacy capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in H117.